Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 1,346,611	$ 699,520	$ 28,088	$ 8,361	$ 713	$ 2,083,293
DZ-30—Oil/Natural Gas—Well, In-Kind [Member]
Total	155,086					155,086
BO-T—Oil/Natural Gas—Well [Member]
Total			4,699			4,699
BO-S—Oil/Natural Gas—Well [Member]
Total			265			265
BO-H—Oil/Natural Gas—Well [Member]
Total			142			142
CO-MAG (Caribbean Sea)—Oil/Natural Gas—Well [Member]
Total			1,724			1,724
OM-DA—Oil/Natural Gas—Well, In-Kind [Member]
Total	16,671					16,671
OM-DA—Oil/Natural Gas—Well [Member]
Total			1,150			1,150
OM-WU—Oil/Natural Gas—Well, In-Kind [Member]
Total	170,710					170,710
OM-WU—Oil/Natural Gas—Well [Member]
Total			1,250	1,000	267	2,517
OM-ZA—Oil/Natural Gas—Well, In-Kind [Member]
Total	171,512					171,512
OM-ZA—Oil/Natural Gas—Well [Member]
Total			2,617	6,000	$ 446	9,063
PE-LIM—Oil/Natural Gas—Well [Member]
Total			150			150
QA-KH—Oil/Natural Gas—Well [Member]
Total	73,295					73,295
AE-AZ—Natural Gas—Well [Member]
Total			1,700			1,700
AE-AZ—Oil/Natural Gas—Well 1 [Member]
Total	868		178			1,046
AE-AZ—Oil/Natural Gas—Well 2 [Member]
Total	119					119
DZ-30—Oil/Natural Gas—Well [Member]
Total	$ 50					50
US-CO—Oil/Natural Gas—Well [Member]
Total		3,146	1,053			4,199
US-LA (Gulf of America)—Oil/Natural Gas—Well [Member]
Total		274,647	10,226	$ 1,361		286,234
US-NM—Oil/Natural Gas—Well [Member]
Total		396,709	2,903			399,612
US-TX—Oil/Natural Gas—Well [Member]
Total		920				920
US-WY—Oil/Natural Gas—Well [Member]
Total		$ 24,098	$ 31			$ 24,129